Capital Stock - Weighted Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life of options in years	9 years 29 days
Weighted-average volatility	230.00%
Risk-free rate	2.10%
Expected dividend rate	0.00%